Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities of Continuing Operations:
Net income:	$ 369,000	$ 316,334	$ 381,019
Less: Net loss from discontinued operations	27,547	91,009	137,881
Net income from continuing operations	396,547	407,343	518,900
Adjustments to reconcile net income from Continuing operations to net cash provided by operating activities:
Depreciation	129,538	126,821	126,719
Amortization and write-off of financing costs	6,354	7,507	7,946
Amortization of deferred dry-docking and special survey costs	19,794	17,345	15,344
Amortization of assumed time charter	130	(470)	(197)
Amortization of deferred revenue	(4,122)	0	0
Amortization of hedge effectiveness excluded component from cash flow hedges	4,092	4,110	2,824
Equity based payments	6,979	8,427	5,850
Increase in short-term investments	(543)	(926)	(3,618)
(Gain) / Loss on derivative instruments, net	(20,258)	5,945	330
Gain on sale of vessels, net	0	0	(117,544)
Income from equity method investments	0	(12)	(764)
Changes in operating assets and liabilities of continuing operations:
Accounts receivable	(5,792)	3,753	(2,978)
Due from related parties	0	1,347	1,109
Inventories	(965)	466	4,647
Insurance claims receivable	(978)	(1,787)	(17,773)
Prepayments and other	(2,103)	222	1,458
Accounts payable	3,319	(3,636)	(3,325)
Due to related parties	5,710	2,354	1,787
Accrued liabilities	2,266	(2,985)	(2,413)
Unearned revenue	1,806	676	(5,389)
Other liabilities	2,107	10,460	8,973
Dividends from equity method investees	0	0	4,002
Dry-dockings	(20,898)	(15,831)	(31,110)
Accrued charter revenue	13,884	15,739	8,804
Net Cash provided by Operating Activities from Continuing Operations	536,867	586,868	523,582
Cash Flows From Investing Activities of Continuing Operations:
Capital provided to equity method investments	0	0	(1,274)
Return of capital from equity method investments	0	544	2,927
Payments to acquire short-term investments	(37,816)	(72,064)	(199,555)
Settlements of short-term investments	37,582	71,983	305,695
Proceeds from the settlement of insurance claims	2,012	8,903	5,684
Acquisition of a subsidiary, net of cash acquired	0	0	2,796
Acquisition of non-controlling interest in subsidiary	(1,687)	(282)	0
Intragroup contribution to discontinued operations	0	0	(100,000)
Issuance of investments in leaseback vessels	(233,145)	(99,399)	(198,832)
Capital collections from vessels' leaseback arrangements	123,018	65,786	18,832
Vessel acquisitions and advances/Additions to vessel cost	(68,971)	(8,222)	(7,632)
Proceeds from the sale of vessels, net	0	0	160,073
Net Cash used in Investing Activities from Continuing Operations	(179,007)	(32,751)	(11,286)
Cash Flows From Financing Activities of Continuing Operations:
Proceeds from long-term debt and finance leases	507,220	134,996	470,977
Repayment of long-term debt and finance leases	(838,609)	(559,483)	(758,260)
Payment of financing costs	(3,022)	(1,306)	(18,680)
Capital contribution from non-controlling interest to subsidiary	6,110	376	12,413
Repurchase of common stock	0	0	(60,000)
Redemption of preferred stock (Series E)	0	(114,353)	0
Cash contribution to spun-off entities	(100,000)	0	0
Dividends paid	(79,287)	(74,147)	(71,867)
Net Cash used in Financing Activities from Continuing Operations	(507,588)	(613,917)	(425,417)
Cash flows of discontinued operations:
Net cash provided by / (used in) Operating Activities from discontinued operations	7,407	(49,152)	(192,214)
Net cash provided by / (used in) Investing Activities from discontinued operations	9,995	(46,756)	(9,621)
Net cash provided by / (used in) Financing Activities from discontinued operations	(75,333)	108,440	128,602
Net cash provided by / (used in) discontinued operations	(57,931)	12,532	(73,233)
Net increase / (decrease) in cash, cash equivalents and restricted cash	(207,659)	(47,268)	13,646
Cash, cash equivalents and restricted cash at beginning of the year	777,936	825,204	811,558
Cash, cash equivalents and restricted cash at end of the year	570,277	777,936	825,204
Supplemental Cash Information:
Cash paid during the year for interest, net of capitalized interest	92,222	122,104	126,479
Non-Cash Investing and Financing Activities:
Dividend reinvested in common stock of the Company	328	11,256	16,321
Deferred rent recognition in connection with vessel acquisitions	$ 46,500	$ 0	$ 0